FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Beginning balance, exchangeable and Class B shares	$ 0
Remeasurement of liability, value	(511)	$ 0	$ 0
Ending balance, exchangeable and Class B shares	$ 2,221	$ 0
Exchangeable shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	0
Share issuance (in shares)	46,349,323
Share exchanges (in shares)	(1,388,874)
Remeasurement of Liability (in shares)	0
Ending balance (in shares)	44,960,449	0
Class B shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	0
Share issuance (in shares)	1
Share exchanges (in shares)	0
Remeasurement of Liability (in shares)	0
Ending balance (in shares)	1	0
Exchangeable and class B shares (US$ Millions)
Disclosure of financial liabilities [line items]
Beginning balance, exchangeable and Class B shares	$ 0
Share issuance, value	1,765
Exchangeable share conversion, value	(55)
Remeasurement of liability, value	511
Ending balance, exchangeable and Class B shares	$ 2,221	$ 0
Combined share capital
Disclosure of financial liabilities [line items]
Beginning balance, BIP unit price (in dollars per share)	$ 0
Number of share issued (in dollars per share)	38.09
Number of share exchanges (in dollars per share)	39.60
Remeasurement of liability (in dollars per share)	0
Ending balance, BIP unit price (in dollars per share)	$ 49.40	$ 0